LEASEHOLD LAND PAYMENTS - LAND USE RIGHT CERTIFICATES ANALYSIS - Narratives (Details) $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Aggregate carrying value of land use right certificates	¥ 1,318,686,000			¥ 936,304,000
Lease of leasehold land	23,617,138,000	$ 3,629,888		24,278,032,000	¥ 24,073,759,000
Leasehold land payments [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease of leasehold land	1,980,278,000			1,624,859,000	¥ 948,526,000
Leasehold land payments [member] | Between 10 to 20 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease of leasehold land	1,257,346,000			873,411,000
Leasehold land payments [member] | Between 20 to 30 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease of leasehold land	¥ 722,932,000			¥ 751,448,000

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.